NOTE 8 FINANCING (Detail) - Schedule of Convertible Notes (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Unsecured note payable [Member]
Interest Rate	8.00%	8.00%
Unsecured convertible notes payable #1 [Member]
Interest Rate	9.90%	9.90%
Unsecured convertible notes payable #2 [Member]
Interest Rate	8.00%	8.00%
Unsecured convertible notes payable #3 [Member]
Interest Rate	7.00%	7.00%
Unsecured convertible notes payable #4 [Member]
Interest Rate	5.00%	5.00%